Expense Example - Investor A, C and Institutional - BlackRock California Municipal Opportunities Fund	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	737
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	506
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,417
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	$ 1,888